Long-term Prepayments for Lease - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 TWD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Long-term lease expire date	through 2048 to 2089
Investment properties	$ 12,854,071	$ 429,758			$ 7,738,379	$ 8,119,436
Right-of-use assets	$ 9,792,221	$ 327,390
IFRS16 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Investment properties			$ 6,599,225	$ 220,636
Right-of-use assets			$ 4,165,610	$ 139,271
Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Long-term lease period	30 years
Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Long-term lease period	70 years